SUN LIFE INSURANCE AND ANNUITY COMPANY
OF NEW YORK
80 Broad Street
New York, NY 10004
           abcdef

DIRECTORS AND OFFICERS
                                              PROFESSIONALLY MANAGED COMBINATION
DONALD A. STEWART, Chairman and
Director
                                                        FIXED/VARIABLE ANNUITIES
C. JAMES PRIEUR, President and Director
                                                    FOR PERSONAL INVESTMENTS AND
S. CAESAR RABOY, Senior Vice President
                                                      QUALIFIED RETIREMENT PLANS
  and Director
                                ------------------------------------------------

RICHARD B. BAILEY, Director
                                                SEMIANNUAL REPORT, JUNE 30, 1998

M. COLYER CRUM, Director

DAVID D. HORN, Director

JOHN G. IRELAND, Director

EDWARD M. LAMONT, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

JOHN D. McNEIL, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

MICHAEL A. COHEN, Vice President
  and Regional Manager

MARGARET SEARS MEAD, Assistant Vice
President
  and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

                  [LOGO]
GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park,
Wellesley Hills, Massachusetts 02481

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston,
Massachusetts 02110

                                                                       ISSUED BY
                                                CONY-8/98 7M  SUN LIFE INSURANCE
                                                 AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF CONDITION-- June 30, 1998

ASSETS:
   Investments in
 MFS-Registered Trademark-/Sun Life Series
 Trust                                           Shares        Cost         Value
                                               ----------  ------------  ------------
    Capital Appreciation Series ("CAS")......   1,744,977  $ 58,372,475  $ 74,646,247
    Government Securities Series ("GSS").....   1,610,832    20,242,410    20,615,661
    High Yield Series ("HYS")................   1,307,203    11,715,895    12,534,632
    Money Market Series ("MMS")..............  12,880,815    12,880,815    12,880,815
    Managed Sectors Series ("MSS")...........     499,390    13,131,160    14,027,849
    Total Return Series ("TRS")..............   2,104,739    37,052,861    43,545,440
    World Governments Series ("WGS").........     352,300     3,915,500     3,790,234
                                                           ------------  ------------
                                                           $157,311,116  $182,040,878
                                                           ------------
                                                           ------------
LIABILITY:
  Payable to sponsor...................................................        79,192
                                                                         ------------
        Net Assets.....................................................  $181,961,686
                                                                         ------------
                                                                         ------------

                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts  Reserve for
NET ASSETS:                                              -----------------------------------   Variable
COMPASS 2 CONTRACTS:                                       Units    Unit Value     Value       Annuities       Total
                                                         ---------  ----------  ------------  -----------   ------------
    CAS................................................    952,583    $70.4769  $ 67,131,538   $  322,287   $ 67,453,825
    GSS................................................    790,701    24.9380     19,715,104       92,417     19,807,521
    HYS................................................    380,408    30.3676     11,554,442       42,799     11,597,241
    MMS................................................    727,925    16.9147     12,305,089       10,672     12,315,761
    MSS................................................    255,651    46.1458     11,818,844       47,596     11,866,440
    TRS................................................  1,192,900    31.5207     37,678,697      611,064     38,289,761
    WGS................................................    183,706    18.3077      3,374,374      --           3,374,374
                                                                                ------------  -----------   ------------
                                                                                $163,578,088   $1,126,835   $164,704,923
                                                                                ------------  -----------   ------------

COMPASS 3 CONTRACTS:
    CAS................................................    317,412    $22.6833  $  7,199,747   $       80   $  7,199,827
    GSS................................................     65,293    12.4165        810,183      --             810,183
    HYS................................................     62,326    14.9519        932,134      --             932,134
    MMS................................................     47,666    11.6593        555,515      --             555,515
    MSS................................................    111,655    19.4124      2,160,138          156      2,160,294
    TRS................................................    295,022    17.5707      5,182,883           67      5,182,950
    WGS................................................     37,507    11.1061        415,860      --             415,860
                                                                                ------------  -----------   ------------
                                                                                $ 17,256,460   $      303   $ 17,256,763
                                                                                ------------  -----------   ------------
        Net Assets                                                              $180,834,548   $1,127,138   $181,961,686
                                                                                ------------  -----------   ------------
                                                                                ------------  -----------   ------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS-- Six Months Ended June 30, 1998

                                                        CAS          GSS            HYS           MMS
                                                    Sub-Account  Sub-Account    Sub-Account   Sub-Account
                                                    -----------  ------------   -----------   ------------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $ 8,116,841  $ 1,169,791    $  789,870    $    305,088
  Mortality and expense risk charges..............      465,231      137,482        83,250          78,553
  Distribution expense charges....................        4,778          549           674             432
                                                    -----------  ------------   -----------   ------------
      Net investment income.......................  $ 7,646,832  $ 1,031,760    $  705,946    $    226,103
                                                    -----------  ------------   -----------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains on investment transactions
    Proceeds from sales...........................  $12,835,188  $ 4,347,495    $2,334,405    $ 12,373,954
    Cost of investments sold......................    7,221,711    4,012,873     2,104,041      12,373,954
                                                    -----------  ------------   -----------   ------------
      Net realized gains..........................  $ 5,613,477  $   334,622    $  230,364    $    --
                                                    -----------  ------------   -----------   ------------
  Net unrealized appreciation on investments
    End of period.................................  $16,273,772  $   373,251    $  818,737    $    --
    Beginning of period...........................   16,518,885    1,051,340     1,151,909         --
                                                    -----------  ------------   -----------   ------------
      Change in unrealized appreciation...........  $  (245,113) $  (678,089)   $ (333,172)   $    --
                                                    -----------  ------------   -----------   ------------
    Realized and unrealized gains (losses)........  $ 5,368,364  $  (343,467)   $ (102,808)   $    --
                                                    -----------  ------------   -----------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS............  $13,015,196  $   688,293    $  603,138    $    226,103
                                                    -----------  ------------   -----------   ------------
                                                    -----------  ------------   -----------   ------------

                                                        MSS            TRS            WGS
                                                    Sub-Account    Sub-Account    Sub-Account      Total
                                                    ------------   ------------   -----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain distributions
    received......................................  $ 1,907,177    $ 4,766,360    $   50,063    $17,105,190
  Mortality and expense risk charges..............       83,687        268,268        26,125      1,142,596
  Distribution expense charges....................        1,466          3,642           319         11,860
                                                    ------------   ------------   -----------   -----------
      Net investment income.......................  $ 1,822,024    $ 4,494,450    $   23,619    $15,950,734
                                                    ------------   ------------   -----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions
    Proceeds from sales...........................  $ 2,305,267    $ 6,873,040    $2,034,066    $43,103,415
    Cost of investments sold......................    1,604,132      4,667,311     2,250,330     34,234,352
                                                    ------------   ------------   -----------   -----------
      Net realized gains (losses).................  $   701,135    $ 2,205,729    $ (216,264)   $ 8,869,063
                                                    ------------   ------------   -----------   -----------
  Net unrealized appreciation (depreciation) on
    investments
    End of period.................................  $   896,689    $ 6,492,579    $ (125,266)   $24,729,762
    Beginning of period...........................    1,999,252      9,712,373      (361,046)    30,072,713
                                                    ------------   ------------   -----------   -----------
      Change in unrealized appreciation
        (depreciation)............................  $(1,102,563)   $(3,219,794)   $  235,780    $(5,342,951)
                                                    ------------   ------------   -----------   -----------
    Realized and unrealized gains (losses)........  $  (401,428)   $(1,014,065)   $   19,516    $ 3,526,112
                                                    ------------   ------------   -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS............  $ 1,420,596    $ 3,480,385    $   43,135    $19,476,846
                                                    ------------   ------------   -----------   -----------
                                                    ------------   ------------   -----------   -----------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CAS                              GSS
                                                                        Sub-Account                      Sub-Account
                                                               ------------------------------   ------------------------------
                                                                 Six Months      Year Ended       Six Months      Year Ended
                                                                   Ended        December 31,        Ended        December 31,
                                                               June 30, 1998        1997        June 30, 1998        1997
                                                               --------------   -------------   --------------   -------------
OPERATIONS:
  Net investment income......................................   $ 7,646,832      $ 4,821,639      $ 1,031,760     $ 1,450,749
  Net realized gains (losses)................................     5,613,477        4,265,085          334,622         (75,949)
  Net unrealized gains (losses)..............................      (245,113)       3,425,610         (678,089)        380,386
                                                               --------------   -------------   --------------   -------------
      Increase in net assets from operations.................   $13,015,196      $12,512,334      $   688,293     $ 1,755,186
                                                               --------------   -------------   --------------   -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............................   $ 1,433,424      $ 2,627,696      $   364,353     $   593,679
    Net transfers between Sub-Accounts and Fixed Account.....    (3,105,245)         668,389         (667,605)     (1,912,328)
    Withdrawals, surrenders, annuitizations and contract
      charges................................................    (4,601,028)      (7,704,458)      (2,192,604)     (4,863,706)
                                                               --------------   -------------   --------------   -------------
      Net accumulation activity..............................   $(6,272,849)     $(4,408,373)     $(2,495,856)    $(6,182,355)
                                                               --------------   -------------   --------------   -------------
  Annuitization Activity:
    Annuitizations...........................................   $    52,913      $    67,112      $  --           $   --
    Annuity payments and contract charges....................       (17,686)         (26,334)          (7,606)        (22,850)
    Adjustments to annuity reserve...........................          (391)          (3,618)           1,693           3,140
                                                               --------------   -------------   --------------   -------------
      Net annuitization activity.............................   $    34,836      $    37,160      $    (5,913)    $   (19,710)
                                                               --------------   -------------   --------------   -------------
  Decrease in net assets from contract owner transactions....   $(6,238,013)     $(4,371,213)     $(2,501,769)    $(6,202,065)
                                                               --------------   -------------   --------------   -------------
    Increase (decrease) in net assets........................   $ 6,777,183      $ 8,141,121      $(1,813,476)    $(4,446,879)
NET ASSETS:
  Beginning of period........................................    67,876,469       59,735,348       22,431,180      26,878,059
                                                               --------------   -------------   --------------   -------------
  End of period..............................................   $74,653,652      $67,876,469      $20,617,704     $22,431,180
                                                               --------------   -------------   --------------   -------------
                                                               --------------   -------------   --------------   -------------

                                                                            HYS                              MMS
                                                                        Sub-Account                      Sub-Account
                                                               ------------------------------   ------------------------------
                                                                 Six Months      Year Ended       Six Months      Year Ended
                                                                   Ended        December 31,        Ended        December 31,
                                                               June 30, 1998        1997        June 30, 1998        1997
                                                               --------------   -------------   --------------   -------------
OPERATIONS:
  Net investment income......................................   $   705,946      $   717,784      $   226,103     $   497,700
  Net realized gains.........................................       230,364          474,628         --               --
  Net unrealized gains (losses)..............................      (333,172)         290,335         --               --
                                                               --------------   -------------   --------------   -------------
      Increase in net assets from operations.................   $   603,138      $ 1,482,747      $   226,103     $   497,700
                                                               --------------   -------------   --------------   -------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............................   $   112,176      $   212,184      $   219,837     $   361,788
    Net transfers between Sub-Accounts and Fixed Account.....      (655,411)         199,334        5,171,928         457,557
    Withdrawals, surrenders, annuitizations and contract
      charges................................................      (669,616)      (2,269,739)      (5,143,102)     (4,535,913)
                                                               --------------   -------------   --------------   -------------
      Net accumulation activity..............................   $(1,212,851)     $(1,858,221)     $   248,663     $(3,716,568)
                                                               --------------   -------------   --------------   -------------
  Annuitization Activity:
    Annuity payments and contract charges....................   $    (2,513)     $    (5,630)     $      (624)    $    (1,179)
    Adjustments to annuity reserves..........................          (245)            (427)            (179)         10,821
                                                               --------------   -------------   --------------   -------------
      Net annuitization activity.............................   $    (2,758)     $    (6,057)     $      (803)    $     9,642
                                                               --------------   -------------   --------------   -------------
  Increase (decrease) in net assets from contract owner
    transactions.............................................   $(1,215,609)     $(1,864,278)     $   247,860     $(3,706,926)
                                                               --------------   -------------   --------------   -------------
    Increase (decrease) in net assets........................   $  (612,471)     $  (381,531)     $   473,963      (3,209,226)
NET ASSETS:
  Beginning of period........................................    13,141,846       13,523,377       12,397,313      15,606,539
                                                               --------------   -------------   --------------   -------------
  End of period..............................................   $12,529,375      $13,141,846      $12,871,276     $12,397,313
                                                               --------------   -------------   --------------   -------------
                                                               --------------   -------------   --------------   -------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                            MSS                               TRS
                                                                        Sub-Account                       Sub-Account
                                                               ------------------------------   --------------------------------
                                                                 Six Months      Year Ended       Six Months        Year Ended
                                                                   Ended        December 31,         Ended         December 31,
                                                               June 30, 1998        1997         June 30, 1998         1997
                                                               --------------   -------------   ---------------   --------------
OPERATIONS:
  Net investment income......................................   $ 1,822,024      $ 1,211,086      $  4,494,450     $   3,740,675
  Net realized gains.........................................       701,135        1,084,457         2,205,729         2,659,733
  Net unrealized gains (losses)..............................    (1,102,563)         413,062        (3,219,794)        1,621,733
                                                               --------------   -------------   ---------------   --------------
      Increase in net assets from operations.................   $ 1,420,596      $ 2,708,605      $  3,480,385     $   8,022,141
                                                               --------------   -------------   ---------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............................   $   535,797      $   641,130      $    889,256     $   1,583,065
    Net transfers between Sub-Accounts and Fixed Account.....       548,197           83,029          (619,626)          101,838
    Withdrawals, surrenders, annuitizations and contract
      charges................................................    (1,555,307)      (2,113,363)       (4,727,934)       (6,305,584)
                                                               --------------   -------------   ---------------   --------------
      Net accumulation activity..............................   $  (471,313)     $(1,389,204)     $ (4,458,304)    $  (4,620,681)
                                                               --------------   -------------   ---------------   --------------
  Annuitization Activity:
    Annuitizations...........................................   $    52,940      $   --           $   --           $      56,378
  Annuity payments and contract charges......................        (3,838)            (164)          (46,294)          (82,242)
    Adjustments to annuity reserves..........................          (239)         (11,371)           (9,212)          (19,810)
                                                               --------------   -------------   ---------------   --------------
      Net annuitization activity.............................   $    48,863      $   (11,535)     $    (55,506)    $     (45,674)
                                                               --------------   -------------   ---------------   --------------
  Decrease in net assets from contract owner transactions....   $  (422,450)     $(1,400,739)     $ (4,513,810)    $  (4,666,355)
                                                               --------------   -------------   ---------------   --------------
    Increase (decrease) in net assets........................   $   998,146      $ 1,307,866      $ (1,033,425)    $   3,355,786
NET ASSETS:
  Beginning of period........................................    13,028,588       11,720,722        44,506,136        41,150,350
                                                               --------------   -------------   ---------------   --------------
  End of period..............................................   $14,026,734      $13,028,588      $ 43,472,711     $  44,506,136
                                                               --------------   -------------   ---------------   --------------
                                                               --------------   -------------   ---------------   --------------

                                                                            WGS
                                                                        Sub-Account                          Total
                                                               ------------------------------   --------------------------------
                                                                 Six Months      Year Ended       Six Months        Year Ended
                                                                   Ended        December 31,         Ended         December 31,
                                                               June 30, 1998        1997         June 30, 1998         1997
                                                               --------------   -------------   ---------------   --------------
OPERATIONS:
  Net investment income......................................   $    23,619      $   177,640      $ 15,950,734     $  12,617,273
  Net realized gains (losses)................................      (216,264)        (221,118)        8,869,063         8,186,836
  Net unrealized gains (losses)..............................       235,780         (115,094)       (5,342,951)        6,016,032
                                                               --------------   -------------   ---------------   --------------
      Increase (decrease) in net assets from operations......   $    43,135      $  (158,572)     $ 19,476,846     $  26,820,141
                                                               --------------   -------------   ---------------   --------------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............................   $    82,370      $   200,405      $  3,637,213     $   6,219,947
    Net transfers between Sub-Accounts and Fixed Account.....      (534,704)        (327,982)          137,534          (730,163)
    Withdrawals, surrenders, annuitizations and contract
      charges................................................      (937,593)      (1,751,969)      (19,827,184)      (29,544,732)
                                                               --------------   -------------   ---------------   --------------
      Net accumulation activity..............................   $(1,389,927)     $(1,879,546)     $(16,052,437)    $ (24,054,948)
                                                               --------------   -------------   ---------------   --------------
  Annuitization Activity:
    Annuitizations...........................................   $   --           $   --           $    105,853     $     123,490
    Annuity payments and contract charges....................       --               --                (78,561)         (138,399)
    Adjustments to annuity reserves..........................       --               --                 (8,573)          (21,265)
                                                               --------------   -------------   ---------------   --------------
      Net annuitization activity.............................   $   --           $   --           $     18,719     $     (36,174)
                                                               --------------   -------------   ---------------   --------------
  Decrease in net assets from contract owner transactions....   $(1,389,927)     $(1,879,546)     $(16,033,718)    $ (24,091,122)
                                                               --------------   -------------   ---------------   --------------
    Increase (decrease) in net assets........................   $(1,346,792)     $(2,038,118)     $  3,443,128     $   2,729,019
NET ASSETS:
  Beginning of period........................................     5,137,026        7,175,144       178,518,558       175,789,539
                                                               --------------   -------------   ---------------   --------------
  End of period..............................................   $ 3,790,234      $ 5,137,026      $181,961,686     $ 178,518,558
                                                               --------------   -------------   ---------------   --------------
                                                               --------------   -------------   ---------------   --------------

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the Sponsor (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS-Registered Trademark-/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.

Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.

(4) ANNUITY RESERVES

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                   CAS                       GSS                     HYS                     MMS
                               Sub-Account               Sub-Account             Sub-Account             Sub-Account
                         -----------------------   -----------------------   -------------------   -----------------------
                                                                               Six        Year
                         Six Months   Year Ended   Six Months   Year Ended    Months     Ended     Six Months   Year Ended
                           Ended       December      Ended       December     Ended     December     Ended       December
                          June 30,       31,        June 30,       31,       June 30,     31,       June 30,       31,
COMPASS 2 CONTRACTS         1998         1997         1998         1997        1998       1997        1998         1997
-----------------------  ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
Units Outstanding
 Beginning of Period     1,049,111    1,149,253      897,267    1,160,869    421,472    489,793      713,552      917,551
    Units purchased          7,897       25,636       10,662       22,468      1,668      3,272        8,842       14,540
    Units transferred
      between Sub-
      Accounts and
      Fixed Account        (40,744)       7,308      (31,112)     (79,806)   (21,599)     6,890      311,818       50,095
    Units withdrawn,
      surrendered, and
      annuitized           (63,681)    (133,086)     (86,116)    (206,264)   (21,133)   (78,483)    (306,287)    (268,634)
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
Units Outstanding End
 of Period                 952,583    1,049,111      790,701      897,267    380,408    421,472      727,925      713,552
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------

                                   MSS                       TRS                     WGS
                               Sub-Account               Sub-Account             Sub-Account
                         -----------------------   -----------------------   -------------------
                                                                               Six        Year
                         Six Months   Year Ended   Six Months   Year Ended    Months     Ended
                           Ended       December      Ended       December     Ended     December
                          June 30,       31,        June 30,       31,       June 30,     31,
                            1998         1997         1998         1997        1998       1997
                         ----------   ----------   ----------   ----------   --------   --------
Units Outstanding
 Beginning of period       270,624      314,243    1,345,153    1,532,369    256,940    358,117
    Units purchased          3,670        8,716       11,134       34,725      2,823      6,591
    Units transferred
      between Sub-
      Accounts and
      Fixed Account         11,104       (1,885)     (19,823)         146    (26,603)   (15,604)
    Units withdrawn,
      surrendered, and
      annuitized           (29,747)     (50,450)    (143,564)    (222,087)   (49,454)   (92,164)
                         ----------   ----------   ----------   ----------   --------   --------
Units Outstanding End
 of Period                 255,651      270,624    1,192,900    1,345,153    183,706    256,940
                         ----------   ----------   ----------   ----------   --------   --------
                         ----------   ----------   ----------   ----------   --------   --------

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                   CAS                       GSS                     HYS                     MMS
                               Sub-Account               Sub-Account             Sub-Account             Sub-Account
                         -----------------------   -----------------------   -------------------   -----------------------
                                                                               Six        Year
                         Six Months   Year Ended   Six Months   Year Ended    Months     Ended     Six Months   Year Ended
                           Ended       December      Ended       December     Ended     December     Ended       December
                          June 30,       31,        June 30,       31,       June 30,     31,       June 30,       31,
COMPASS 3 CONTRACTS         1998         1997         1998         1997        1998       1997        1998         1997
-----------------------  ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
Units Outstanding
 Beginning of Period       291,968      231,231       55,194       58,052     60,217     58,945       47,433       83,267
    Units purchased         42,094       72,122        8,472        6,833      4,280      9,036        6,216       11,190
    Units transferred
      between Sub-
      Accounts and
      Fixed Account         (2,279)       6,347        8,271         (373)       114        291       (4,939)     (32,545)
    Units withdrawn,
      surrendered, and
      annuitized           (14,371)     (17,732)      (6,644)      (9,318)    (2,285)    (8,055)      (1,044)     (14,479)
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
Units Outstanding End
 of Period                 317,412      291,968       65,293       55,194     62,326     60,217       47,666       47,433
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------
                         ----------   ----------   ----------   ----------   --------   --------   ----------   ----------


                                   MSS                       TRS                     WGS
                               Sub-Account               Sub-Account             Sub-Account
                         -----------------------   -----------------------   -------------------
                                                                               Six        Year
                         Six Months   Year Ended   Six Months   Year Ended    Months     Ended
                           Ended       December      Ended       December     Ended     December
                          June 30,       31,        June 30,       31,       June 30,     31,
                            1998         1997         1998         1997        1998       1997
                         ----------   ----------   ----------   ----------   --------   --------
Units Outstanding
 Beginning of Period       100,687       82,578      281,915      255,284     42,551     47,922
    Units purchased         18,988       18,777       31,894       44,905      2,490      7,395
    Units transferred
      between Sub-
      Accounts and
      Fixed Account          2,125       10,378         (659)       4,923     (4,411)    (4,116)
    Units withdrawn,
      surrendered, and
      annuitized           (10,145)     (11,046)     (18,128)     (23,197)    (3,123)    (8,650)
                         ----------   ----------   ----------   ----------   --------   --------
Units Outstanding End
 of Period                 111,655      100,687      295,022      281,915     37,507     42,551
                         ----------   ----------   ----------   ----------   --------   --------
                         ----------   ----------   ----------   ----------   --------   --------

INDEPENDENT AUDITORS' REPORT

To the Contract owners participating in Sun Life (N.Y.) Variable Account B and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account B (the Variable Account) as of June 30, 1998, the related statement of operations for the six month period then ended and the statements of changes in net assets for the six month period ended June 30, 1998 and the year ended December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of June 30, 1998, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 14, 1998

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.